Significant Accounting Policies - Impairment of Long lived Assets, Pension and Retirement Benefit Obligations-Crew and Vessel Operating Expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($) item	Dec. 31, 2014 USD ($) item
Impairment of Long-lived Assets:
Impairment loss of vessels held and used	$ 415,118	$ 41,080	$ 75,776
Vessel Operating Expenses:
Number of containerships chartered under bareboat charters for which charterers bear vessel operating expenses | item	2	2	2
Vessels
Impairment of Long-lived Assets:
Impairment loss of vessels held and used	$ 415,100	$ 39,000	$ 75,800
Vessels | Minimum
Impairment of Long-lived Assets:
Term of multi-year fixed rate period charters for vessels in current fleet and contracted vessels	1 year
Vessels | Maximum
Impairment of Long-lived Assets:
Term of multi-year fixed rate period charters for vessels in current fleet and contracted vessels	18 years
Pension and Retirement Benefit Obligations-Crew:
On board period of crew under the short-term contracts	7 months